FAIR VALUE MEASUREMENT - Schedule of Assets Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash, cash equivalents and restricted cash	$ 226,518	$ 222,541
Fees and other receivables	141,404	113,707
Liabilities:
Exchangeable notes	163,360
Carrying Value
Assets:
Cash, cash equivalents and restricted cash	226,518	222,541
Fees and other receivables	141,404	113,707
Liabilities:
Exchangeable notes	146,342
Fair Value | Level 1
Assets:
Cash, cash equivalents and restricted cash	226,518	222,541
Fees and other receivables	0	0
Liabilities:
Exchangeable notes	0
Fair Value | Level 2
Assets:
Cash, cash equivalents and restricted cash	0	0
Fees and other receivables	63,773	36,622
Liabilities:
Exchangeable notes	163,360
Fair Value | Level 3
Assets:
Cash, cash equivalents and restricted cash	0	0
Fees and other receivables	77,631	$ 77,085
Liabilities:
Exchangeable notes	$ 0